2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Going Concern Narrative Details
Net income (loss)	$ 4,961,788	$ (3,448,848)	$ (8,836,362)	$ (37,189,679)	$ (8,836,362)
Cash flows from operations	(3,751,228)	$ 570,769	$ 7,065,502	14,922,444	7,065,502
Accumulated deficit	(94,850,416)			(99,812,204)	(62,615,428)
Working Capital Deficit	$ 19,795,860			$ 31,424,129	$ 43,340,901